COMMITMENTS AND CONTINGENCIES (Details)			12 Months Ended
	Jul. 11, 2024 USD ($) D	May 13, 2022 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Jul. 12, 2024 USD ($)	Dec. 31, 2022 USD ($)
COMMITMENTS AND CONTINGENCIES
Deferred underwriting fees payable	$ 3,700,000
Cash payable in discharge of underwriting fee	$ 500,000
Threshold days for payment of cash to underwriter | D	30
Principal amount				$ 3,800,000
Monterey Capital Acquisition Corporation
COMMITMENTS AND CONTINGENCIES
Cash underwriting discount per unit | $ / shares		$ 0.1
Payment of underwriter discount		$ 920,000
Deferred fee per unit | $ / shares			$ 0.4
Deferred underwriting commissions payable to underwriter			$ 3,680,000
Deferred underwriting fees payable			3,680,000		$ 3,680,000
Monterey Capital Acquisition Corporation | Forward Purchase Agreement Liability
COMMITMENTS AND CONTINGENCIES
Maximum forward purchase transaction amount			75,000
Quarterly fee paid			$ 5,000
Share price | $ / shares			$ 0.05
Disposition of share price | $ / shares			$ 0.03
Monterey Capital Acquisition Corporation | Over-allotment option
COMMITMENTS AND CONTINGENCIES
Underwriting option period		45 days
Number of units sold | shares		1,200,000
Monterey Capital Acquisition Corporation | Underwriter | Class A common stock
COMMITMENTS AND CONTINGENCIES
Issuance of common stock (in shares) | shares			138,000
Monterey Capital Acquisition Corporation | Forward Purchase Agreement Liability
COMMITMENTS AND CONTINGENCIES
Maximum forward purchase transaction amount			$ 75,000
Quarterly fee paid			$ 5,000
Share price | $ / shares			$ 0.05
Disposition of share price | $ / shares			$ 0.03
Additional fees and expenses paid			$ 75,000
Termination fees			$ 500,000